Other investments	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Investments [Abstract]
Other investments
10	Other investments

	2024	2023
	US$ in millions
Non-current investments
Financial instruments at fair value through other comprehensive income (*)	1,060.0	893.3
Financial assets at fair value through profit or loss (*)	13.2	10.7
Other	7.7	4.7
	1,080.9	908.7

Current investments
Bank deposits and other financial assets at amortized cost	150.9	12.4
Financial instruments at fair value through other comprehensive income (*)	648.5	861.2
Other	1.0	0.5
	800.4	874.1

(*) See also Note 29 in respect of the Group’s exposure to credit, currency, interest rate and fair value risks related to investments.

As of December 31, 2024: Investment in bank deposits at amortized costs bare average interest of 5.0% (2023: 1.3%) and mature in 2025. Investment in debt securities at fair value through other comprehensive income bare average interest of 4.4% (2023: 4.2%) and mature in a weighted average of 1.7 years.